Income Taxes - Significant Components To Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Accrued liabilities and other adjustments	$ 54,859	$ 52,527
Net operating loss carryforwards	90,996	96,710
Valuation allowance	(51,744)	(46,938)
Deferred tax assets	94,111	102,299
Deferred Tax Liabilities:
Other assets, principally due to differences in amortization	(178,657)	(186,682)
Plant and equipment, principally due to differences in depreciation	(76,204)	(59,711)
Other	(46,281)	(29,265)
Deferred tax liabilities	(301,142)	(275,658)
Net deferred tax liability	$ (207,031)	$ (173,359)